UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-7853
                                                     ---------------------------

                         Kalmar Pooled Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Greenville, DE 19807
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Greenville, DE 19807
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-658-7575
                                                           ---------------------
                   Date of fiscal year end: December 31, 2003
                                           -------------------------------------
                    Date of reporting period: June 30, 2003
                                             -----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------

                               [GRAPHIC OMITTED]


                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                          REPORT FROM MANAGEMENT
                                                                   JULY 14, 2003

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

If one ever needed to be reminded how dramatically stock market psychology can swing from gloomy concern to giddy relief and celebration OR that without a doubt the stock market doesn't track the economy, we only need to look at the huge difference between its mentality from the First Quarter to the Second Quarter this year.

As articulated in our First Quarter Letter, given the difficulty of divining the course of the very complex Big Picture issues then (and still) at work, let alone the stock market's behavior under the circumstances, Kalmar would strive to own individual good companies that would generate strong growth in their business value under the challenging business conditions seemingly likely to persist -- and whose stocks could be bought at undervalued levels for both good offensive and defensive reasons. Indeed, it is that dedication to sound research and common sense that enabled your Fund to avoid the emotional extremes that characterized the first two quarters of 2003 and produce very solid six-month returns. In effect, we protected assets better in the down market experienced through mid-March, and did not get caught up in the surprisingly sudden return to speculation that developed from thence to present. Accordingly, we believe that the Fund portfolio should be well positioned for what may lie ahead as we move into 2004.

As we had anticipated, there was a pronounced relief rally in world and US markets as the US military decisively toppled the Iraq regime. This translated into a predictable bounce in consumer confidence and gratefully into much improving US stock market technical conditions, bringing an end to the three-year Bear market. Optimism about revived economic growth and stock market momentum have fed hungrily on each other to produce a quicker, more dramatic surge in speculation than many, including Kalmar, would have anticipated, however.

Indeed, we would guess that, if accelerating economic and earnings strength do not develop on cue as we move into 2004, equity markets may be ahead of themselves -- despite the fact that attractive public market investment alternatives seem limited due to the 45 year lows in interest rates.

We do believe the outlook for economic growth has improved since the Spring and that corporate earnings leverage, magnified by cost cutting, can be powerful given decent revenue growth. Still, it seems logical that the overcapacity remaining from the 1990's boom and the lack of pent-up demand from the United States on an unbalanced, US-centric world economy may lead to a less linear, less robust outcome than equity markets may be discounting.

As we interpret the odds in any event, the fundamentals continue to suggest a policy of intense bottom-up focus and maintenance of a well-diversified mix of companies whose individual fundamentals and competitive abilities are among the strongest and whose agility or positioning will enable them to capitalize on niche opportunities in an environment of better but probably less than vigorous overall demand. In that regard, we remain confident in the strong business prospects of your portfolio companies plus are encouraged by the structural improvements in the investment environment, not withstanding its speculative tone.

PERFORMANCE AND SECTORAL ATTRIBUTION. (REMEMBER THAT KALMAR DOES NOT INVEST TOP-DOWN SECTORALLY.)

After three years of regular meaningful outperformance, your Fund lagged the Russell 2000 and Russell 2000 Growth in Second Quarter '03, during which these two indexes produced their third highest quarterly returns ever at up 23.4% and 24.2% respectively. The Kalmar Fund's return, nevertheless, was a healthy 18.6%, beating the S&P 500 return of 15.4% nicely.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             REPORT FROM MANAGEMENT -- CONTINUED

It is particularly easy to understand Kalmar's Second Quarter relative return shortfall. The returns in the Russell indexes were driven by lower quality business models and very conspicuously by the stocks of money losing companies, by stocks with the very highest P/E's and highest beta's, the very smallest market caps, and the very lowest priced single-digit items -- all of which disadvantages Kalmar relative to the indexes and to certain managers less concerned about fundamental business quality or valuation. In addition to the suddenly speculative, "Back to the Future, Part 2" aspect of the Second Quarter, companies (again regardless of quality) perceived to be most leveraged to hoped-for revived economic growth also performed the best. Kalmar's more balanced positioning between sound "across the valley" business models and "growth one can count on" business models also dampened your portfolio's momentary forward punch as market psychology changed dramatically to favor high risk investment strategies.

A sharp rally concluding the long Bear market, combining geo-political relief, aggressive monetary stimulus, the lowest interest rates in 45 years, tax cuts, and short covering are perfect ingredients for a speculative "beta bounce" of this kind. However, the reality of actual business and earnings progress in late 2003 and 2004 will separate the genuine longer-term achievers from the rest, both as to companies and stocks. For example, as the market calmed down in June, the Kalmar Fund again outperformed but not by enough to offset April and May's speculative surge, as can be seen below.

Similarly, your Fund's outperformance in the down First Quarter was not enough to overcome the gap created in the Second. Looking backward over more meaningful time frames, however, amply demonstrates the "all weather" productivity and success of Kalmar's "Growth-with-Value" approach.

-------------------------------------------------------------------------------------------------------------
CUMULATIVE NET RETURNS     JUNE      2ND QTR       YTD      1 YEAR      3 YEARS    5 YEARS  SINCE INCEPTION**
-------------------------------------------------------------------------------------------------------------
Kalmar Fund                 2.14      18.64       14.80      0.00*       (7.53)      6.66        58.83
Russell 2000                1.81      23.42       17.88     (1.64)       (9.58)      4.92        40.94
..............................................................................................................
Russell 2000 Growth         1.93      24.15       19.32      0.69       (42.11)    (19.51)        6.19
..............................................................................................................
S&P 500                     1.28      15.41       11.80      0.32       (29.99)     (7.82)       40.54
Nasdaq Composite            1.68      21.00       21.51     10.91       (59.08)    (14.35)       31.32

 *ONE YEAR TOTAL RETURN = 0.00%, I.E., ZERO PERCENT
**INCEPTION DATE - 4/11/97

Sectorally   speaking  for  the  Second  Quarter,   your  Fund  was  principally
disadvantaged relative to the Russell 2000 by our HealthCare holdings, which underperformed. Two factors were at work there: more company specific earnings or reimbursement concerns than normal and an absence in the Fund of the biotech and related non-earners, which were the biggest gainers among the index HealthCare names. There were also three minor sectoral detractors in the quarter, namely, from our exposure to Materials & Processing, Financial Services, and Technology. In all cases, your Fund's specific holdings rose solidly, but just not as much as the index names for that particular three months.

As to the positive Second Quarter influences sectorally, your Fund was most advantaged vis a vis the Russell by our Consumer Discretionary holdings, where we were both "overweight" one of the stronger groups and where our individual holdings outperformed the index names meaningfully. It's worth remembering that Consumer Discretionary was our biggest sectoral detractor in the First Quarter, but that we voiced special confidence then in the competitive positioning and growth of our companies. How quickly the worm can turn -- and how this reminds us of the importance of maintaining a longer term view!

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             REPORT FROM MANAGEMENT -- CONTINUED

Considered on a six month year-to-date basis, our sectoral positives and negatives were more evenly mixed and of less important influence individually, but obviously weighted to the downside because of the Second Quarter.

The Fund portfolio continues to evolve organically bottom-up, one idea by another, with no dramatic changes in sector "bets." As always, we are focused on top-notch good growing companies generating major gains in their business value, that we can buy inefficiently valued, and having hidden business positives whenever possible. Also as always, we continue to invest against A RANGE of most probable future economic outcomes rather than specifically on a single -- thus inherently higher risk -- scenario. That said, and within the context of our bottom-up style, since we believe that the positive secular outlook for natural gas pricing -- which we were very early to embrace -- has become well discounted in many energy stocks, we have "peeled the profit onion" in given growth Exploration & Production holdings plus sold a couple of Energy names outright. Accordingly, our beginning-year near double "overweight" in Energy versus the index has come down close to even.

BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.

Your Fund's best performer relative to the Russell 2000 for both the month of June and the Second Quarter was Christopher and Banks, a rapidly expanding Mid-Western specialty retailer of apparel for middle-aged women, which experienced a reacceleration of same-store sales and earnings growth over the last few months. In part because of its exceptionally high operating margins, it was also one of our leading performers on a year-to-date basis as well. Other strong performers for the Quarter included: Michaels Stores, the leading big box craft and hobby retailer, whose comp store performance stabilized after some tough months in late 2002; Ultra Petroleum, a dynamic Exploration & Production company growing its reserve base robustly at a time of tight natural gas supplies; Polycom, the leading supplier of video conferencing equipment, that has reinvigorated revenue growth after changing its channel strategy; Macromedia, the leading website design software company, which is benefiting from strong new product momentum; and Keane, the Boston-based information technology services firm that is finally now experiencing stabilization in demand, is aggressively buying back stock, and has both improved service and lowered costs with its new off-shore Indian operation.

For the six months, stocks that played an important role in the Fund's solid portfolio gain included those above plus Barr Labs, Adtran, Progress Software, Garmin, and Fred's, among others. All have strong profit models, made notable business progress against the slow economy, and were very reasonably valued going into the year.

On the negative side of the ledger, the Fund's weakest relative performer for the Second Quarter was Acxiom, the database technology services provider, which announced a temporary but major earnings disappointment as its high margin project revenues declined because of spending paralysis related to the war and the stalled economy. (Kindly note that Acxiom stock has recovered nicely so far in July.) Also as already mentioned, we had a number of weak HealthCare performers whose stocks in the main were impacted by industry concerns, such as reimbursement risk, rather than company specific problems. Examples are Community Health, the successful operator of rural hospitals, hurt by that and by unwarranted "guilt by association" from malfeasance at Tenet Healthcare; and Covance, a pharmaceutical contract research organization where fears of near-term growth disruptions have emerged because of mergers among its big pharma and biotech customers. We did experience unacceptable earnings disappointment from Haemonetics, however, and are selling that stock as we create better growth ideas. Other weak performers were Fair Isaac, a leading developer of business decisioning and credit scoring software, whose stock consolidated after a

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             REPORT FROM MANAGEMENT -- CONTINUED

very sharp run-up since the Fourth Quarter of 2002; and Choicepoint, a highly profitable provider of credential and identity verification services to insurers, corporations and governments, whose growth slowed because of weakening employment trends.

During the Second Quarter within your Fund portfolio of approximately 80 holdings, we took initial positions in nine new companies. Each has impressive profitability, rapid growth prospects, and yet inefficient valuation by our judgment -- while ranging widely by business as can be seen in the following three examples. Donaldson Company is a very high quality mid-teens grower and the market leader in air filtration systems for industrial engines of many kinds. Never mind the recent rally in lower quality companies, Donaldson represents the kind of sturdy growth business one should be able to have confidence will deliver the goods if the economy remains challenging. But given its industrial exposure, it will also be a recovery beneficiary if newly optimistic investor sentiment proves prescient. Select Medical is a specialty medical services provider focusing on rehabilitation, and most interestingly at this time, on long term acute care. In that business segment it has a unique low cost operating model, giving it strategic competitive advantages as its industry moves to prospective pay reimbursement. Another new holding is Radio One, an operator of urban format radio stations in 20 domestic markets. The African-American audience -- similar to the thesis behind our earlier successful investment in Hispanic Broadcasting -- is the focus of rising advertising spend. Radio One is the best, most profitable and fastest growing broadcaster to this demographic.

In addition to refreshing and regreening your Fund portfolio with such high growth but generally under-owned new stocks, we beefed up eight existing holdings where the risk/reward appears compelling. They were Avocent, Christopher & Banks, Insight Enterprises, MSC Industrial Direct, Resmed, Intrado, MacDermid, and Benchmark Electronics.

During the Second Quarter we sold seven positions altogether to fund these buys and commenced liquidation of an eighth. Half were successful investments that had met our stock price and business development objectives, half were sold because their outlook for growth and profitability diminished relative to more appealing replacement candidates.

Additional seed capital for buys was created by partial "peel the onion" harvesting of profits in holdings where we were able to bank a given stock's revaluation upward. This happens in stocks of growth companies which our creative research has identified early, thus enabling us to buy undervalued, but which are also generating strong growth in the bargain. As the company's on-going success creates a positive discovery cycle among other investors, the stock's valuation often rises, complementing the company's business value build. A partial "peel the onion" sale then can be made to harvest this revaluation premium, while we maintain a commitment to the successful business as it continues to compound its value into the future. Our "peel the onion" harvest strategy accomplishes three things: helps control risk, creates seed capital for redeployment into newly qualified undervalued growers, plus preserves an important on-going stake in the now fairly valued top-notch company so that we can benefit from the exciting future growth it produces.

During the Second Quarter, partial "peel the onion" harvests were made on six successful Fund holdings, namely, Adtran, XTO Energy, Charles River Labs, American Italian Pasta, Evergreen Resources, and Barr Labs.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             REPORT FROM MANAGEMENT -- CONTINUED

CONCLUDING REMARKS.

To summarize your Fund's portfolio activity for the six months year-to-date, we purchased a total of 17 new holdings, beefed up 11, successfully "peeled the onion" on 10, and sold 15 to invest in what we believe to be more compelling "Growth-with-Value" ideas. We view the portfolio as well-positioned and healthy, believe it can generate strong company growth against a range of the probable economic outcomes, and likewise see it as very reasonably valued -- particularly when compared to the speculative stuff that in many instances drove returns in the Second Quarter. Additionally, we believe that small growth stocks -- after a three year Bear market when small value stocks clearly outdistanced them -- have the potential to maintain their recent performance superiority. If this transpires, it would also benefit your Fund's relative returns.

Thus, as we look forward to a hard-working summer, we wish you happy, productive and prosperous times ahead.

                                                  Yours Sincerely,


                                                  /s/ FORD B. DRAPER, JR.

                                                  Ford B. Draper, Jr., President
                                                  KALMAR INVESTMENT ADVISERS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       KALMAR POOLED INVESTMENT TRUST-- SMALL CAP "GROWTH-WITH-VALUE" FUND
              GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX AND THE
                         LIPPER SMALL CAP GROWTH INDEX

                                                     AVERAGE ANNUAL RETURNS
                               Six                                           Since
                              Months          1 Year         5 Years       Inception*
                              ------          ------         -------       ----------
Kalmar Small Cap Fund         14.80%           0.00%          1.30%          7.72%
Russell 2000                  17.88%          (1.64)%         0.97%          5.67%
Lipper Small
 Cap Growth                   18.75%           0.80%          0.82%          5.59%

                       Kalmar Small Cap Fund      Russell 2000     Lipper Small Cap Growth
April 11, 1997 -
Inception Date                 $10,000               $10,000               $10,000
Jun-97                          12,040                11,530                11,756
Sep-97                          14,880                13,246                13,728
Dec-97                          14,635                12,802                12,562
Mar-98                          15,746                14,090                13,981
Jun-98                          14,891                13,433                13,470
Sep-98                          11,825                10,727                10,256
Dec-98                          13,513                12,476                12,683
Mar-99                          11,750                11,799                12,270
Jun-99                          13,513                13,634                14,019
Sep-99                          12,787                12,772                14,273
Dec-99                          14,324                15,128                20,440
Mar-00                          16,247                16,200                24,100
Jun-00                          17,176                15,587                22,810
Sep-00                          17,689                15,760                22,450
Dec-00                          16,573                14,671                18,754
Mar-01                          14,500                13,717                15,215
Jun-01                          16,701                15,677                17,751
Sep-01                          13,451                12,417                13,308
Dec-01                          16,573                15,036                16,322
Mar-02                          16,766                15,635                15,034
Jun-02                          15,883                14,329                13,917
Sep-02                          12,926                11,262                11,202
Dec-02                          13,835                11,956                11,813
Mar-03                          13,387                11,419                11,372
Jun-03                          15,883                14,094                14,028

* The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK MARKET INDEX WITHOUT ANY ASSOCIATED EXPENSES AND ITS RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                                   JUNE 30, 2003

                                                                                   MARKET
                                                                                   VALUE
                                                                  SHARES          (NOTE 2)
                                                                  -------      ------------
COMMON STOCK -- 98.5%

BUSINESS EQUIPMENT & SERVICES -- 16.6%
         BUSINESS EQUIPMENT & SERVICES -- 11.1%
         Acxiom Corp.* .......................................    266,370      $  4,019,523
         Alliance Data Systems Corp.* ........................     74,200         1,736,280
         ChoicePoint, Inc.* ..................................    100,416         3,466,360
         Excel Technology, Inc.* .............................     72,150         1,647,184
         Insight Enterprises, Inc.* ..........................    326,637         3,285,968
         MAXIMUS, Inc.* ......................................     67,400         1,862,262
         Mobile Mini, Inc.* ..................................     95,350         1,557,066
         Navigant Consulting, Inc.* ..........................    168,350         1,994,948
         Sylvan Learning Systems, Inc.* ......................     84,600         1,932,264
                                                                               ------------
                                                                                 21,501,855
                                                                               ------------
         SOFTWARE SERVICES -- 5.5%
         Ceridian Corp.* .....................................    175,850         2,984,174
         Digitas, Inc.* ......................................    143,150           710,024
         Fair Isaac Corp. ....................................     74,537         3,834,929
         First Consulting Group, Inc.* .......................    146,650           684,855
         Keane, Inc.* ........................................    176,850         2,410,466
                                                                               ------------
                                                                                 10,624,448
                                                                               ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES ............................        32,126,303
                                                                               ------------
CAPITAL GOODS -- 10.2%
         CAPITAL EQUIPMENT -- 3.1%
         Actuant Corp. (A Shares)* ...........................     66,939         3,167,553
         Donaldson Company, Inc. .............................     63,850         2,838,133
                                                                               ------------
                                                                                  6,005,686
                                                                               ------------
         INDUSTRIAL SERVICES -- 3.3%
         Benchmark Electronics, Inc.* ........................    104,250         3,206,730
         Lydall, Inc.* .......................................     67,500           722,250
         MSC Industrial Direct Co. (A Shares)* ...............    140,000         2,506,000
                                                                               ------------
                                                                                  6,434,980
                                                                               ------------
         METAL FABRICATION -- 1.1%
         NCI Building Systems, Inc.* .........................    126,000         2,104,200
                                                                               ------------
         NON-RESIDENTIAL CONSTRUCTION -- 2.2%
         ElkCorp .............................................    114,900         2,585,250
         EMCOR Group, Inc.* ..................................     31,550         1,557,308
                                                                               ------------
                                                                                  4,142,558
                                                                               ------------
         STORAGE TANK CONSTRUCTION -- 0.5%
         Chicago Bridge & Iron Company N.V. ..................     44,750         1,014,930
                                                                               ------------
         TOTAL CAPITAL GOODS ............................................        19,702,354
                                                                               ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                        6

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2003

                                                                                   MARKET
                                                                                   VALUE
                                                                  SHARES          (NOTE 2)
                                                                  -------      ------------
CONSUMER DURABLES -- 2.6%
         CONSUMER ELECTRONICS -- 2.6%
         Garmin, Ltd.* .......................................     79,600      $  3,173,652
         Harman International Industries, Inc. ...............     22,500         1,780,650
                                                                               ------------
                                                                                  4,954,302
                                                                               ------------
         TOTAL CONSUMER DURABLES ........................................         4,954,302
                                                                               ------------
CONSUMER NON-DURABLES -- 5.0%
         BEVERAGES -- 1.1%
         Constellation Brands, Inc. (A Shares)* ..............     69,200         2,172,880
                                                                               ------------
         FOOD & RELATED -- 3.9%
         American Italian Pasta Co. (A Shares)* ..............     46,050         1,917,982
         Performance Food Group Co.* .........................    104,250         3,857,250
         Sensient Technologies Corp. .........................     74,100         1,703,559
                                                                               ------------
                                                                                  7,478,791
                                                                               ------------
         TOTAL CONSUMER NON-DURABLES ....................................         9,651,671
                                                                               ------------
CONSUMER SERVICES -- 1.6%
         PUBLISHING -- 0.5%
         Getty Images, Inc.* .................................     24,800         1,024,240
                                                                               ------------
         RADIO & TELEVISION BROADCASTING -- 1.1%
         Radio One, Inc. (D Shares)* .........................    112,600         2,000,902
                                                                               ------------
         TOTAL CONSUMER SERVICES ........................................         3,025,142
                                                                               ------------
ENERGY -- 6.2%
         PETROLEUM - DOMESTIC -- 4.2%
         Evergreen Resources, Inc.* ..........................     53,300         2,894,723
         Ultra Petroleum Corp.* ..............................    327,850         4,232,544
         XTO Energy, Inc. ....................................     45,466           914,321
                                                                               ------------
                                                                                  8,041,588
                                                                               ------------
         PETROLEUM - FOREIGN -- 0.4%
         Niko Resources, Ltd.+ ...............................     43,300           853,094
                                                                               ------------
         PETROLEUM - SERVICES -- 1.6%
         National-Oilwell, Inc.* .............................     61,350         1,349,700
         Offshore Logistics, Inc.* ...........................     83,050         1,806,337
                                                                               ------------
                                                                                  3,156,037
                                                                               ------------
         TOTAL ENERGY ...................................................        12,050,719
                                                                               ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                        7

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2003

                                                                                   MARKET
                                                                                   VALUE
                                                                  SHARES          (NOTE 2)
                                                                  -------      ------------
FINANCIAL SERVICES -- 0.8%
         BANKS -- 0.6%
         Umpqua Holdings Corp. ...............................     59,350      $  1,127,057
                                                                               ------------
         FINANCIAL COMPANIES -- 0.2%
         Asta Funding, Inc.* .................................     22,200           532,800
                                                                               ------------
         TOTAL FINANCIAL SERVICES .......................................         1,659,857
                                                                               ------------
HEALTHCARE -- 14.6%
         HEALTHCARE - DRUGS -- 4.8%
         Barr Laboratories, Inc.* ............................     63,962         4,189,511
         Charles River Laboratories International, Inc.* .....     43,550         1,401,439
         SICOR, Inc.* ........................................    182,950         3,721,203
                                                                               ------------
                                                                                  9,312,153
                                                                               ------------
         HEALTHCARE - GENERAL -- 5.0%
         Haemonetics Corp.* ..................................    110,850         2,072,895
         Resmed, Inc.* .......................................     75,250         2,949,800
         Respironics, Inc.* ..................................    123,350         4,628,092
                                                                               ------------
                                                                                  9,650,787
                                                                               ------------
         HOSPITAL SUPPLIES & MANAGEMENT -- 3.8%
         AmSurg Corp.* .......................................     58,950         1,797,975
         Community Health Systems, Inc.* .....................    124,750         2,406,427
         PSS World Medical, Inc.* ............................    177,350         1,019,763
         Select Medical Corp.* ...............................     85,250         2,116,758
                                                                               ------------
                                                                                  7,340,923
                                                                               ------------
         MEDICAL LABORATORIES -- 1.0%
         Covance, Inc.* ......................................    105,000         1,900,500
                                                                               ------------
         TOTAL HEALTHCARE ...............................................        28,204,363
                                                                               ------------
MULTIPLE INDUSTRY -- 2.4%
         MULTIPLE INDUSTRY -- 2.4%
         Pentair, Inc. .......................................    119,100         4,652,046
                                                                               ------------
         TOTAL MULTIPLE INDUSTRY ........................................         4,652,046
                                                                               ------------
RAW MATERIALS -- 3.4%
         CHEMICALS - SPECIALTY -- 3.4%
         MacDermid, Inc. .....................................    120,500         3,169,150
         Rogers Corp.* .......................................    105,850         3,524,805
                                                                               ------------
                                                                                  6,693,955
                                                                               ------------
         TOTAL RAW MATERIALS ............................................         6,693,955
                                                                               ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                        8

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2003

                                                                                   MARKET
                                                                                   VALUE
                                                                  SHARES          (NOTE 2)
                                                                  -------      ------------
RETAIL -- 20.1%
         RESTAURANTS -- 3.9%
         RARE Hospitality International, Inc.* ...............     92,350      $  3,017,998
         Red Robin Gourmet Burgers* ..........................     55,400         1,050,384
         Ruby Tuesday, Inc. ..................................    143,300         3,543,809
                                                                               ------------
                                                                                  7,612,191
                                                                               ------------
         RETAIL SPECIALTY STORE -- 11.0%
         Christopher & Banks Corp.* ..........................    105,725         3,910,768
         Hibbett Sporting Goods, Inc.* .......................     28,700           945,378
         Michaels Stores, Inc. ...............................     99,050         3,769,843
         O'Reilly Automotive, Inc.* ..........................     59,850         1,998,391
         PETsMART, Inc. ......................................    258,850         4,315,029
         Select Comfort Corp.* ...............................    125,300         2,052,414
         Tractor Supply Co.* .................................     68,550         3,273,263
         Whitehall Jewellers, Inc.* ..........................    109,850           996,340
                                                                               ------------
                                                                                 21,261,426
                                                                               ------------
         RETAIL - GENERAL MERCHANDISE -- 5.2%
         Cost Plus, Inc.* ....................................    150,750         5,375,745
         Fred's, Inc. ........................................    124,967         4,646,273
                                                                               ------------
                                                                                 10,022,018
                                                                               ------------
         TOTAL RETAIL ...................................................        38,895,635
                                                                               ------------
TECHNOLOGY -- 13.1%
         AEROSPACE & DEFENSE -- 0.3%
         EDO Corp. ...........................................     35,600           630,120
                                                                               ------------
         BUSINESS SERVICES -- 1.2%
         Computer Programs and Systems, Inc. .................     35,600           712,356
         ebookers PLC, ADR*+ .................................     72,250         1,159,757
         Watchguard Technologies, Inc.* ......................     97,500           448,500
                                                                               ------------
                                                                                  2,320,613
                                                                               ------------
         COMMUNICATIONS EQUIPMENT -- 4.3%
         ADTRAN, Inc.* .......................................     46,900         2,405,501
         Intrado, Inc.* ......................................     75,850         1,197,672
         Pinnacle Systems, Inc.* .............................     90,050           963,535
         Polycom, Inc.* ......................................    160,750         2,227,995
         Tekelec* ............................................    138,650         1,566,745
                                                                               ------------
                                                                                  8,361,448
                                                                               ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                        9

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2003

                                                                                   MARKET
                                                                                   VALUE
                                                                  SHARES          (NOTE 2)
                                                                  -------      ------------
         COMPUTERS - PERIPHERALS & SOFTWARE -- 4.4%
         Avocent Corp.* ......................................     92,686      $  2,774,092
         Macromedia, Inc.* ...................................    102,400         2,154,496
         Progress Software Corp.* ............................    123,750         2,565,337
         Symantec Corp.* .....................................     21,600           947,376
                                                                               ------------
                                                                                  8,441,301
                                                                               ------------
         ELECTRONIC INSTRUMENTS -- 2.9%
         FEI Co.* ............................................    116,200         2,179,912
         Gentex Corp.* .......................................    113,900         3,486,479
                                                                               ------------
                                                                                  5,666,391
                                                                               ------------
         TOTAL TECHNOLOGY ...............................................        25,419,873
                                                                               ------------
TRANSPORTATION -- 1.9%
         LOGISTICS -- 1.1%
         UTI Worldwide, Inc. .................................     72,400         2,258,156
                                                                               ------------
         TRUCKING & SHIPPING -- 0.8%
         P.A.M. Transportation Services, Inc.* ...............     59,400         1,492,128
                                                                               ------------
         TOTAL TRANSPORTATION ...........................................         3,750,284
                                                                               ------------
         TOTAL COMMON STOCK (Cost $145,419,559) .........................       190,786,504
                                                                               ------------

MONEY MARKET SECURITIES -- 2.6%

MONEY MARKET FUNDS -- 2.6%
         Temporary Investment Cash Fund ......................    2,552,295       2,552,295
         Temporary Investment Fund ...........................    2,552,296       2,552,296
                                                                               ------------
                                                                                  5,104,591
                                                                               ------------
         TOTAL MONEY MARKET SECURITIES (Cost $5,104,591) ................         5,104,591
                                                                               ------------
         TOTAL INVESTMENTS (Cost $150,524,150)++ -- 101.1% ..............       195,891,095

         OTHER ASSETS & LIABILITIES, NET -- (1.1)% ......................        (2,209,897)
                                                                               ------------
         NET ASSETS -- 100.0% ...........................................      $193,681,198

*  Non-income producing security

+  ADR - American Depository Receipt

++ The cost for federal income tax purposes was $150,354,239. At June 30, 2003, net unrealized appreciation was $45,536,856. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $52,239,530, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,702,674.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             STATEMENT OF ASSETS AND LIABILITIES

                                                                    AS OF
                                                                JUNE 30, 2003
                                                                 (UNAUDITED)
                                                                -------------
ASSETS:
Investment in securities, at market value
   (Cost $150,524,150) .....................................    $195,891,095
Receivables for:
   Capital shares subscribed ...............................       1,510,873
   Dividends ...............................................          11,987
   Investment securities sold ..............................          85,348
Other assets ...............................................          11,000
                                                                ------------
   Total Assets ............................................     197,510,303
                                                                ------------

LIABILITIES:
Payables for:
   Capital shares redeemed .................................       2,141,078
   Investment securities purchased .........................       1,465,250
Due to Advisor .............................................         162,159
Accrued expenses ...........................................          60,618
                                                                ------------
   Total Liabilities .......................................       3,829,105
                                                                ------------
NET ASSETS .................................................    $193,681,198
                                                                ============

NET ASSETS CONSIST OF:
Shares of beneficial interest ..............................    $    156,027
Additional paid-in capital .................................     148,800,229
Net investment loss ........................................        (894,966)
Accumulated net realized gain on investments ...............         252,963
Net unrealized appreciation on investments .................      45,366,945
                                                                ------------

NET ASSETS FOR 15,602,678 SHARES OUTSTANDING ...............    $193,681,198
                                                                ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($193,681,198/15,602,678 outstanding shares of
   beneficial interest, $0.01 par value,
   unlimited authorized shares) ............................          $12.41
                                                                      ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                         STATEMENT OF OPERATIONS

                                                                   FOR THE
                                                               SIX-MONTH PERIOD
                                                             ENDED JUNE 30, 2003
                                                                 (UNAUDITED)
                                                             -------------------
INVESTMENT INCOME:
  Dividends (net of $648 foreign taxes withheld) ...........    $   195,020
                                                                -----------
  Total Income .............................................        195,020
                                                                -----------

EXPENSES:
  Advisory fee (Note 4) ....................................        861,727
  Accounting and Administration fee (Note 4) ...............         96,944
  Transfer agent fee (Note 4) ..............................         21,584
  Shareholder reports ......................................         14,874
  Custodian fee (Note 4) ...................................          7,708
  Legal ....................................................         25,331
  Trustees' fee ............................................         25,552
  Registration fee .........................................         10,626
  Audit ....................................................          9,203
  Miscellaneous ............................................         16,437
                                                                -----------
    Total Expenses .........................................      1,089,986
                                                                -----------

NET INVESTMENT LOSS ........................................       (894,966)
                                                                -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments .........................      1,777,872
  Net change in unrealized appreciation/depreciation
    on investments .........................................     24,976,410
                                                                -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............     26,754,282
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $25,859,316
                                                                ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                           SIX-MONTH PERIOD     FOR THE FISCAL
                                                          ENDED JUNE 30, 2003     YEAR ENDED
                                                              (UNAUDITED)      DECEMBER 31, 2002
                                                          -------------------  -----------------
OPERATIONS:
   Net investment loss ................................      $   (894,966)       $ (1,905,446)
   Net realized gain/(loss) on investment transactions          1,777,872            (485,331)
   Net change in unrealized appreciation/depreciation
      on investments ..................................        24,976,410         (30,902,013)
                                                             ------------        ------------
      Net increase/(decrease) in net assets resulting
         from operations ..............................        25,859,316         (33,292,790)

SHARE TRANSACTIONS (A):
   Receipt from shares sold ...........................        27,788,177          21,944,265
   Receipt from securities transferred in-kind ........                --             792,531
   Shares redeemed ....................................       (30,024,996)        (27,482,678)
                                                             ------------        ------------
      Net decrease in net assets from Fund share
         transactions .................................        (2,236,819)         (4,745,882)
                                                             ------------        ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ...............        23,622,497         (38,038,672)

NET ASSETS:
   Beginning of period ................................       170,058,701         208,097,373
                                                             ------------        ------------
   End of period ......................................      $193,681,198        $170,058,701
                                                             ============        ============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ........................................         2,445,587           1,893,082
   Shares issued in exchange for securities
      transferred in-kind .............................                --              74,767
   Shares redeemed ....................................        (2,578,220)         (2,301,878)
                                                             ------------        ------------
   Net decrease in shares .............................          (132,633)           (334,029)

   Shares outstanding - Beginning of period ...........        15,735,311          16,069,340
                                                             ------------        ------------
   Shares outstanding - End of period .................        15,602,678          15,735,311
                                                             ============        ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                     FOR THE
                                    SIX-MONTH
                                  PERIOD ENDED                 FOR THE YEAR ENDED DECEMBER 31
                                  JUNE 30, 2003   ---------------------------------------------------------
                                   (UNAUDITED)     2002         2001        2000         1999        1998
                                  -------------   --------    --------     --------    --------    --------
Net asset value at beginning
   of period ......................  $  10.81     $  12.95    $  12.95     $  13.41    $  12.65    $  13.70
                                     ========     ========    ========     ========    ========    ========
INVESTMENT OPERATIONS
Net investment loss ...............     (0.06)       (0.12)      (0.12)       (0.11)      (0.11)      (0.07)
Net realized and
   unrealized gain/(loss) on
   investments ....................      1.66        (2.02)       0.12         2.24        0.87       (0.98)
                                     --------     --------    --------     --------    --------    --------
      Total from investment
         operations ...............      1.60        (2.14)         --         2.13        0.76       (1.05)
                                     --------     --------    --------     --------    --------    --------
DISTRIBUTIONS
From net realized gain on
   investments ....................        --           --          --        (2.59)         --          --
                                     --------     --------    --------     --------    --------    --------
      Total distributions .........        --           --          --        (2.59)         --          --
                                     --------     --------    --------     --------    --------    --------
Net asset value at end of
   period .........................  $  12.41     $  10.81    $  12.95     $  12.95    $  13.41    $  12.65
                                     ========     ========    ========     ========    ========    ========
Total return ......................     14.80%**    (16.53)%      0.00%       15.70%       6.01%      (7.66)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses ..........................      1.26%*       1.23%       1.23%        1.22%       1.25%       1.24%
Net investment loss ...............     (1.04)%*     (1.03)%     (0.96)%      (0.82)%     (0.78)%     (0.52)%
Portfolio turnover rate ...........     16.43%**     40.50%      47.38%       63.67%      52.49%      27.41%
Net assets at end of period
   (000's omitted) ................  $193,681     $170,059    $208,097     $213,943    $195,290    $237,540

*  Annualized.

** Not annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in acccordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. At December 31, 2002, a net investment loss of $1,905,446 was reclassified into paid in capital. Additionally, $47,108 was reclassified into paid in capital due to a permanent difference between the tax realized capital loss of $438,223 and book realized capital loss of $485,331. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "transfers in-kind").

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                   Undistributed ordinary income                   $        --
                   Capital loss carryovers                          (1,462,457)*
                   Unrealized appreciation/depreciation             20,510,642
                                                                   -----------
                                                                   $19,048,185
                                                                   ===========

* Capital loss carryovers of $1,036,883 and $425,574 expire in 2009 and 2010, respectively.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States of America, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3.  PURCHASES  AND SALES OF INVESTMENT  SECURITIES.  During the six months ended
June  30,  2003,  purchases  and  sales  of  investment   securities  (excluding
short-term investments) aggregated as follows:

            Purchases ..................................      $34,312,155
            Sales ......................................       27,197,094

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust.

PFPC Inc. serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an indirect subsidiary of PNC Financial Services, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                         TWO COMMERCE SQUARE, SUITE 1700
                               2001 MARKET STREET
                           PHILADELPHIA, PA 19103-7042

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM

KL12 - 6/03

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Kalmar Pooled Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ FORD B. DRAPER
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     August 19, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ FORD B. DRAPER
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              August 19, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ VERNA E. KNOWLES
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date              August 19, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.